Promissory Notes	12 Months Ended
Dec. 31, 2022
Avra Medical Robotics, Inc. [Member]
Promissory Notes [Line Items]
PROMISSORY NOTES

NOTE 5 – PROMISSORY NOTES

During the years ended 2021 and 2022, 1,175,000 and zero warrants with a price of $0.78 per warrant for 2021, were valued at $912,489 and $0.00 using a black-scholes pricing model and expensed as stock compensation, respectively.